CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	61,723,387	51,401,295
Common stock, shares outstanding (in shares)	61,723,387	51,401,295
Special voting preferred shares
Preferred stock, shares issued (in shares)	21,230,769
Preferred stock, shares outstanding (in shares)	21,230,769
8.25% Series A cumulative redeemable preferred stock
Preferred stock, dividend rate (as a percent)	8.25%	8.25%
Preferred stock, aggregate liquidation preference	$ 38,788	$ 38,788
Preferred stock, shares issued (in shares)	1,551,500	1,551,500
Preferred stock, shares outstanding (in shares)	1,551,500	1,551,500
7.75% Series B cumulative redeemable preferred stock
Preferred stock, dividend rate (as a percent)	7.75%	7.75%
Preferred stock, aggregate liquidation preference	$ 31,500	$ 31,500
Preferred stock, shares issued (in shares)	1,260,000	1,260,000
Preferred stock, shares outstanding (in shares)	1,260,000	1,260,000
8.50% Series C preferred stock
Preferred stock, dividend rate (as a percent)	8.50%	8.50%
Preferred stock, aggregate liquidation preference	$ 22,500	$ 22,500
Preferred stock, shares issued (in shares)	900,000	900,000
Preferred stock, shares outstanding (in shares)	900,000	900,000